Capital, Share Premium, Reserves - Capital and share premium (Details) € / shares in Units, € in Thousands			12 Months Ended
	Sep. 21, 2020 EUR (€)	Jan. 01, 2020	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares
Capital, Share Premium, Reserves
Stock split ratio		500
Direct-attributable transaction costs	€ 6,500
Number of shares outstanding, beginning balance | shares			25,772,359	22,097,609
Equity attributable to owners of parents, beginning balance			€ 148,622
Number of shares outstanding, ending balance | shares			25,846,279	25,772,359	22,097,609
Equity attributable to owners of parents, ending balance			€ 120,324	€ 148,622
Common shares
Capital, Share Premium, Reserves
Number of shares outstanding, beginning balance | shares			25,772,359	22,097,609
February 22, 2021 - Exercise warrants | shares				10,000
June 23, 2021 - Exercise warrants | shares				60,000
July 7, 2021 - IPO | shares				2,835,000
July 9, 2021 - IPO | shares				425,250
July 9, 2021 - Exercise warrants | shares				10,000
September 10, 2021 - Exercise warrants | shares				82,500
September 30, 2021 - Exercise warrants | shares				27,000
October 11, 2021 - Exercise warrants | shares				110,000
November 4, 2021 - Exercise warrants | shares				90,000
November 25, 2021 - Exercise warrants | shares				25,000
February 10, 2022 - Exercise warrants | shares			25,000
June 8, 2022 - Capital increase in cash | shares			38,920
September 30, 2022 - Exercise warrants | shares			10,000
Number of shares outstanding, ending balance | shares			25,846,279	25,772,359	22,097,609
Total of shares
Capital, Share Premium, Reserves
Number of shares outstanding, beginning balance | shares			25,772,359	22,097,609
February 22, 2021 - Exercise warrants | shares				10,000
June 23, 2021 - Exercise warrants | shares				60,000
July 7, 2021 - IPO | shares				2,835,000
July 9, 2021 - IPO | shares				425,250
July 9, 2021 - Exercise warrants | shares				10,000
September 10, 2021 - Exercise warrants | shares				82,500
September 30, 2021 - Exercise warrants | shares				27,000
October 11, 2021 - Exercise warrants | shares				110,000
November 4, 2021 - Exercise warrants | shares				90,000
November 25, 2021 - Exercise warrants | shares				25,000
February 10, 2022 - Exercise warrants | shares			25,000
June 8, 2022 - Capital increase in cash | shares			38,920
September 30, 2022 - Exercise warrants | shares			10,000
Number of shares outstanding, ending balance | shares			25,846,279	25,772,359	22,097,609
Par value
Capital, Share Premium, Reserves
Par value per share, beginning balance | € / shares			€ 0.17	€ 0.17
February 22, 2021 - Exercise warrants - Par value | € / shares				0.17
June 23, 2021 - Exercise warrants - Par value | € / shares				0.17
July 7, 2021 - IPO - Par value | € / shares				0.17
July 9, 2021 - IPO - Par value | € / shares				0.17
July 9, 2021 - Exercise warrants - Par value | € / shares				0.17
September 10, 2021 - Exercise warrants - Par value | € / shares				0.17
September 30, 2021 - Exercise warrants - Par value | € / shares				0.17
October 11, 2021 - Exercise warrants - Par value | € / shares				0.17
November 4, 2021 - Exercise warrants - Par value | € / shares				0.17
November 25, 2021 - Exercise warrants - Par value | € / shares				0.17
February 10, 2022 - Exercise warrants - Par value | € / shares			0.17
June 8, 2022 - Capital increase in cash - Par value | € / shares			0.17
September 30, 2022, Exercise warrants - Par value | € / shares			0.17
Par value per share, ending balance | € / shares			€ 0.17	€ 0.17	€ 0.17
Share capital
Capital, Share Premium, Reserves
Equity attributable to owners of parents, beginning balance			€ 4,427	€ 3,796
February 22, 2021 - Exercise warrants - value				2
June 23, 2021 - Exercise warrants - value				10
July 7, 2021 - IPO - value				487
July 9, 2021 - IPO - value				73
July 9, 2021 - Exercise warrants - value				2
September 10, 2021, Exercise Warrants, Value				14
September 30, 2021 - Exercise warrants - value				5
October 11, 2021 - Exercise warrants - value				19
November 4, 2021 - Exercise warrants - value				15
November 25, 2021 - Exercise warrants - value				4
February 10, 2022 - Exercise warrants - value			4
June 8, 2022 - Capital increase in cash - value			7
September 30, 2022, Exercise warrants - value			2
Equity attributable to owners of parents, ending balance			4,440	4,427	€ 3,796
Share premium
Capital, Share Premium, Reserves
Direct-attributable transaction costs				7,587	6,578
Equity attributable to owners of parents, beginning balance			242,198	157,514
February 22, 2021 - Exercise warrants - value				50
June 23, 2021 - Exercise warrants - value				300
July 7, 2021 - IPO - value				71,355
July 9, 2021 - IPO - value				10,703
July 9, 2021 - Exercise warrants - value				118
September 10, 2021, Exercise Warrants, Value				558
September 30, 2021 - Exercise warrants - value				135
October 11, 2021 - Exercise warrants - value				755
November 4, 2021 - Exercise warrants - value				585
November 25, 2021 - Exercise warrants - value				125
February 10, 2022 - Exercise warrants - value			125
September 30, 2022, Exercise warrants - value			117
Equity attributable to owners of parents, ending balance			242,440	242,198	€ 157,514
Share premium before deduction of transaction costs			€ 242,400	€ 242,200